Convertible redeemable preferred shares	12 Months Ended
Dec. 31, 2022
Convertible redeemable preferred shares
Convertible redeemable preferred shares

17. Convertible redeemable preferred shares

The following table summarizes the issuances of convertible redeemable preferred shares up to December 31, 2022:

						As of December 31, 2022
		Shares	Issue Price per	Net Proceeds from	Proceeds to be	Shares	Carrying
Series	Issuance Date	Issued	Share	Issuance	received	Outstanding	Amount
			US$	US$	US$
A1	November 17, 2014	18,888,880	0.1250	2,361	—	—	—
A2	May 22, 2015	11,111,120	0.2970	3,300	—	—	—
A3	September 11,2015	22,214,240	0.4502	10,001	—	—	—
B1	October 31, 2015	15,719,200	0.4988	7,841	—	—	—
B2	April 19, 2016	39,113,280	0.5905	23,096	—	—	—
C	June 15, 2017	138,743,200	1.4013	194,421	—	—	—
D1	January 5, 2018	23,770,041	2.6900	63,941	—	—	—
E	August 29, 2018	99,860,054	4.2843	427,830	—	—	—
E1	May 30, 2019	25,195,606	4.2843	107,946	—	—	—
F	December 30, 2019	36,101,011	5.2733	190,371	—	—	—
F	February 9, 2021	54,994,026	5.2733	290,000	—	—	—
F	April 14, 2021	6,818,048	5.2733	35,954	—	—	—
F	June 21, 2021	9,839,072	5.2733	51,885	—	—	—

In June 2021, in connection with the completion of IPO, all of the Preferred Shares were automatically converted to 502,367,778 Class B ordinary shares.